Non-financial assets and liabilities - Additional information, provisions (Details) - Employee benefits - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Other Provisions [Line Items]
Current provisions for accrued annual leave	$ 1.8	$ 1.6
Current provisions for short term incentives	$ 4.7	$ 4.0